Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund, and Fidelity® Total Bond Fund
October 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Julian Potenza no longer serves as Co-Portfolio Manager of Fidelity® Intermediate Bond Fund.
Julian Potenza no longer serves as Co-Portfolio Manager of Fidelity Advisor® Limited Term Bond Fund.
Julian Potenza no longer serves as Co-Portfolio Manager of Fidelity® Short-Term Bond Fund.
Fidelity® Short-Term Bond Fund offers an ETF Share class in addition to mutual fund share classes.
The following information supplements information found in the "General Description of the Fund(s)" section.
GENERAL DESCRIPTION OF THE FUND(S)
For Fidelity® Short-Term Bond Fund:
The fund's adviser, Fidelity Management & Research Company LLC (FMR or Adviser) has obtained an exemptive order from the Securities and Exchange Commission (SEC) that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in Fidelity® Short-Term Bond Fund's Prospectus and "Buying, Selling, Exchanging and Converting Information" below.
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
    The fund's ETF Class issues and redeems shares on a continuous basis at NAV in aggregations of a specified number of shares called "Creation Units." Creation Units are issued in exchange for portfolio securities and/or cash. ETF Class shares are listed and traded on an exchange. ETF Class shares trade in the secondary market at market prices that may differ from the shares' NAV. ETF Class shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. To be eligible to place orders to purchase a Creation Unit of the fund's ETF Class, an entity must be an "Authorized Participant" which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Shareholders who are not Authorized Participants, therefore, will not be able to purchase or redeem ETF Class shares directly with or from the fund. Instead, most shareholders who are not Authorized Participants will buy and sell ETF Class shares in the secondary market through a broker.
The following information replaces similar information found in the "Buying, Selling, and Exchanging Information" section.
BUYING, SELLING, EXCHANGING, AND CONVERTING INFORMATION
A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.
Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.
In addition to the exchange privileges listed in each fund's prospectus, Fidelity® Short-Term Bond Fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. Exchanges and conversions between share classes of the same fund generally are non-taxable events.
Shares of Fidelity® Short-Term Bond Fund may be converted to ETF Class shares of the same fund.
The following information supplements information found in the "Management Contract(s)" section for Fidelity® Investment Grade Bond Fund and Fidelity® Total Bond Fund.
As of April 30, 2026, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. For employees of FMR and its affiliates, a portion of portfolio manager compensation may be deferred based on criteria established by the Adviser or at the election of the portfolio manager, as applicable.
Fund Name	Portfolio Manager	Role(s)	Compensated on Fund	Benchmark Index(s)	Sub-Portfolio Benchmark Index(s)	Peer Group(s)	Sub-Portfolio Peer Group(s)	Peer Group Compensation Based on Performance of
Fidelity® Investment Grade Bond Fund	Julian Potenza	Co- Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A	N/A
Fidelity® Total Bond Fund	Julian Potenza	Co- Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A	N/A
Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on (i) the pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s), and (ii) the investment performance of other funds and accounts in the same asset class. The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by JULIAN POTENZA as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Investment Grade Bond Fund managed by the portfolio manager ($11,692 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Investment Grade Bond Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by JULIAN POTENZA as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by the portfolio manager ($42,323 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by the portfolio manager was none.
The following information replaces similar information found in the "Fund Holdings Information" section.
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund may disclose a list of full or partial holdings on www.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.
Unless otherwise indicated, for each fund other than Fidelity® Short-Term Bond Fund, this information will be available on the web site until updated for the next applicable period.
Fidelity® Short-Term Bond Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange on which the fund's ETF Class shares are listed on www.fidelity.com.
For Fidelity® Short-Term Bond Fund, daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the fund may be provided as frequently as daily to the fund's service providers to facilitate the provision of services to the fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units of ETF Class shares of the fund. Each business day prior to the opening of the ETF Class's listing exchange, a PCF containing a list of the names and the required number of shares of each in-kind deposit of a portfolio of securities used as consideration for the purchase of a Creation Unit ("Deposit Securities") for the ETF Class will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading ETF Class shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

RCOM8-SSTK-0626-131-1.872064.131	June 12, 2026

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund, and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Julian Potenza no longer serves as Co-Portfolio Manager of Fidelity Advisor® Limited Term Bond Fund.
Julian Potenza no longer serves as Co-Portfolio Manager of Fidelity® Short-Term Bond Fund.
Fidelity® Short-Term Bond Fund offers an ETF Share class in addition to mutual fund share classes.
The following information supplements information found in the "General Description of the Fund(s)" section.
GENERAL DESCRIPTION OF THE FUND(S)
For Fidelity® Short-Term Bond Fund:
The fund's adviser, Fidelity Management & Research Company LLC (FMR or Adviser) has obtained an exemptive order from the Securities and Exchange Commission (SEC) that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in Fidelity® Short-Term Bond Fund's Prospectus and "Buying, Selling, Exchanging and Converting Information" below.
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
   The fund's ETF Class issues and redeems shares on a continuous basis at NAV in aggregations of a specified number of shares called "Creation Units." Creation Units are issued in exchange for portfolio securities and/or cash. ETF Class shares are listed and traded on an exchange. ETF Class shares trade in the secondary market at market prices that may differ from the shares' NAV. ETF Class shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. To be eligible to place orders to purchase a Creation Unit of the fund's ETF Class, an entity must be an "Authorized Participant" which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Shareholders who are not Authorized Participants, therefore, will not be able to purchase or redeem ETF Class shares directly with or from the fund. Instead, most shareholders who are not Authorized Participants will buy and sell ETF Class shares in the secondary market through a broker.
The following information replaces similar information found in the "Buying, Selling, and Exchanging Information" section.
BUYING, SELLING, EXCHANGING, AND CONVERTING INFORMATION
A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.
Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.
In addition to the exchange privileges listed in each fund's prospectus, Fidelity® Short-Term Bond Fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. Exchanges and conversions between share classes of the same fund generally are non-taxable events.
Shares of each Class A, Class M, Class C, Class I, and Class Z may be converted to ETF Class shares of the same fund.
Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.
Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.
Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.
Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.
Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.
Each fund may terminate or modify its exchange privileges in the future.
The following information supplements information found in the "Management Contract(s)" section for Fidelity® Investment Grade Bond Fund and Fidelity® Total Bond Fund.
As of April 30, 2026, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. For employees of FMR and its affiliates, a portion of portfolio manager compensation may be deferred based on criteria established by the Adviser or at the election of the portfolio manager, as applicable.
Fund Name	Portfolio Manager	Role(s)	Compensated on Fund	Benchmark Index(s)	Sub-Portfolio Benchmark Index(s)	Peer Group(s)	Sub-Portfolio Peer Group(s)	Peer Group Compensation Based on Performance of
Fidelity® Investment Grade Bond Fund	Julian Potenza	Co- Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A	N/A
Fidelity® Total Bond Fund	Julian Potenza	Co- Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A	N/A
Base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on (i) the pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s), and (ii) the investment performance of other funds and accounts in the same asset class. The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of the Adviser. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of the Adviser's parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. Base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. Portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by JULIAN POTENZA as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Investment Grade Bond Fund managed by the portfolio manager ($11,692 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Investment Grade Bond Fund beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by JULIAN POTENZA as of April 30, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	18	29
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$229,943	$39,694	$18,502
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by the portfolio manager ($42,323 (in millions) assets managed).
As of April 30, 2026, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by the portfolio manager was none.
The following information replaces similar information found in the "Fund Holdings Information" section.
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund will provide a full list of holdings monthly on www.401k.com (log in) (plan accounts) or institutional.fidelity.com (all other accounts) 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund may disclose a list of full or partial holdings on institutional.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.
Unless otherwise indicated, for each fund other than Fidelity® Short-Term Bond Fund, this information will be available on the website until updated for the next applicable period.
Fidelity® Short-Term Bond Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange on which the fund's ETF Class shares are listed on www.401k.com (log in) (plan accounts) or institutional.fidelity.com (all other accounts).
For Fidelity® Short-Term Bond Fund, daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the fund may be provided as frequently as daily to the fund's service providers to facilitate the provision of services to the fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units of ETF Class shares of the fund. Each business day prior to the opening of the ETF Class's listing exchange, a PCF containing a list of the names and the required number of shares of each in-kind deposit of a portfolio of securities used as consideration for the purchase of a Creation Unit ("Deposit Securities") for the ETF Class will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading ETF Class shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

ACOM8-SSTK-0626-136-1.842757.136	June 12, 2026